Related Party Transactions (Details) ¥ in Millions												1 Months Ended					12 Months Ended
	Jan. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Apr. 30, 2022 USD ($)	Dec. 31, 2021	Nov. 30, 2021	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 05, 2022 USD ($)	Dec. 05, 2022 CNY (¥)	Apr. 30, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Feb. 28, 2021 USD ($)
Related Party Transactions (Details) [Line Items]
Related parties amount												$ 12,100,000	¥ 88.0
Amount borrowed																					$ 6,300,000	¥ 46.0
Maximum guaranteed amount												4,100,000					$ 4,100,000			¥ 30.0
Long term line of credit																		$ 89,578
Borrowing amount			$ 9,100,000	¥ 60.0													$ 15,000,000	$ 15,049,091	$ 78,730
Hongxin Wanda to Gangjiang Li [Member]
Related Party Transactions (Details) [Line Items]
Equity interest percentage												15.00%					15.00%			15.00%
Hongxin Wanda to Shanghai Jiani Jiarui [Member]
Related Party Transactions (Details) [Line Items]
Equity interest percentage												15.00%					15.00%			15.00%
Line of Credit [Member]
Related Party Transactions (Details) [Line Items]
Long term line of credit
Nanjing JiaShiLian Venture Capital Center [Member]
Related Party Transactions (Details) [Line Items]
Borrowing amount							$ 1,200,000	¥ 8.0
Shanghai Jiani Jiarui Enterprise [Member]
Related Party Transactions (Details) [Line Items]
Exchange fund shares (in Shares) | shares																	175,900,000
BaiJiaYun VIE [Member]
Related Party Transactions (Details) [Line Items]
Interest free loan receivable																												$ 453,028
Loan receivable																								$ 300,000	¥ 2.0
Gangjiang Li [Member]
Related Party Transactions (Details) [Line Items]
Borrowing amount	$ 1	$ 5	10,000,000								$ 2,100,000
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Borrowing amount						$ 10,000,000
Beijing Credit Chain [Member]
Related Party Transactions (Details) [Line Items]
Borrowing amount			1,500,000	¥ 10.0
Duo Duo International Limited [Member]
Related Party Transactions (Details) [Line Items]
Borrowing amount			1,500,000		$ 4,000,000
Jinan Zhongshi Huiyun [Member]
Related Party Transactions (Details) [Line Items]
Borrowing amount							$ 400,000	¥ 2.6	$ 900,000	¥ 6.0
Number of loan agreements															2	2
Nanjing JiaShiLian Venture Capital Center [Member]
Related Party Transactions (Details) [Line Items]
Number of loan agreements														2	2
Beijing Jiani Jiarui Consulting Management Center (Limited Partnership) (“Beijing Jiani Jiarui”) [Member]
Related Party Transactions (Details) [Line Items]
Loan receivable																										$ 6,000,000	¥ 40.0
Beijing Xinda Kechuang [Member]
Related Party Transactions (Details) [Line Items]
Loan receivable			$ 6,000,000											$ 6,000,000									¥ 40.0
Interest rate			4.00%											4.00%									4.00%